Total revenue and income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue and income [Abstract]
Gross Revenue From Transaction Activities And Other Services	R$ 10,241,654	R$ 10,047,654	R$ 7,574,728
Gross financial income	6,858,109	6,438,774	3,587,823
Other financial income	402,394	288,333	162,944
Total gross revenue and income	17,502,157	16,774,761	11,325,495
Deductions from gross revenue from transactions activities and other services	(1,214,412)	(1,141,248)	(789,922)
Deduction from gross financial income	(205,063)	(186,039)	(73,398)
Deductions from gross other financial income	(134,281)	(112,560)	(13,453)
Total deductions from gross revenue and income	(1,553,756)	(1,439,847)	(876,773)
Total revenue and income	R$ 15,948,401	R$ 15,334,914	R$ 10,448,722